INCOME TAXES Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Contingency Reserve for Loan Losses	$ 4.7	$ 4.7
Deferred Income Taxes Related to Contingency Reserve	$ 1.0	$ 1.6